Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities

Fair Value Measurements at December 31, 2013 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,363
State and municipal	1,919
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	983
Collateralized mortgage obligations	2,407
Total securities available for sale	9,672

Loans held for sale	3,285

Yield maintenance provisions (embedded derivatives)	599

Interest rate lock commitments	16

Financial Liabilities:
Interest-rate swaps	$599

Fair Value Measurements at December 31, 2012 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,365
State and municipal	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,486
Collateralized mortgage obligations	9,802
Total securities available for sale	17,639

Loans held for sale	623

Yield maintenance provisions (embedded derivatives)	990

Interest rate lock commitments	45

Financial Liabilities:
Interest-rate swaps	$990

Assets measured at fair value on a non-recurring basis
Fair Value Measurements at December 31, 2013 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$-
Real Estate:
Single-family residential	316
Multi-family residential	1,301
Commercial:
Non-owner occupied
Owner occupied	234
Land	629
Total impaired loans	$2,480

Fair Value Measurements at December 31, 2012 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$121
Real Estate:
Single-family residential	57
Multi-family residential	2,070
Commercial:
Non-owner occupied	1,806
Owner occupied	1,244
Total impaired loans	$5,298

Financial instruments measured at fair value on a non-recurring basis
	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial real estate:
Single-family residential	316	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-17.67% - 2.35) -8.33%

Multi-family residential	1,301	Comparable sales approach	Adjustment for differences between the comparable market transactions	-20.59%
Commercial:
Owner occupied	234	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.21%
Land	629	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-8.59% - 8.10%) 1.44%

The following Table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012

	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial	$121	Income approach	Adjustment for differences in net operating income expectations	-10.00%
Commercial real estate:
Single -family residential	57	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.30%

Multi-family residential	2,070	Comparable sales approach	Adjustment for differences between the comparable market transactions	-39.0% to -27.1% (-32.7%)
Commercial:
Non-owner occupied	1,806	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.2% to 16.7% (7.3%)

Owner occupied	1,244	Comparable sales approach	Adjustment for differences between the comparable market transactions	-6.3% to 0.5% (-0.8%)

Aggregate fair value, contractual balance (including accrued interest) and gain or loss

	December 31, 2013	December 31, 2012

Aggregate fair value	$3,285	$623
Contractual balance	3,270	595
Gain (loss)	15	28

Amount of gains and losses from changes in fair value included in earnings

	2013	2012	2011
Interest income	$65	$46	$40
Interest expense	-	-	-
Change in fair value	(13)	14	(5)
Total change in fair value	$52	$60	$35

Carrying amounts and estimated fair values of financial instruments

	Fair Value Measurements at December 31, 2013 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$19,160	$19,160	$-	$-	$19,160
Interest-bearing deposits in other financial institutions	1,982	1,982	-	-	1,982
Securities available for sale	9,672	-	9,672	-	9,672
Loans held for sale	3,285	-	3,285	-	3,285
Loans, net	207,141	-	-	207,445	207,445
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	50	4	46	-	50
Yield maintenance provisions (embedded derivatives)	599	-	599	-	599
Interest rate lock commitments	16	-	16	-	16

Financial liabilities
Deposits	$(208,309)	$(89,266)	$(119,933)	$-	$(209,199)
FHLB advances and other borrowings	(16,526)	-	(10,051)	(6,526)	(16,577)
Subordinated debentures	(5,155)	-	(3,004)	-	(3,004)
Accrued interest payable	(255)	-	(255)	-	(255)
Interest-rate swaps	(599)	-	(599)	-	(599)

The carrying amounts and estimated fair values of financial instruments at December 31, 2012 were as follows:

	Fair Value Measurements at December 31, 2012 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,152	$25,152	$-	$-	$25,152
Interest-bearing deposits in other financial institutions	2,726	2,726	-	-	2,726
Securities available for sale	17,639	-	17,639	-	17,639
Loans held for sale	623	-	623	-	623
Loans, net	153,043	-	-	156,256	156,256
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	105	10	95	-	105
Yield maintenance provisions (embedded derivatives)	990	-	990	-	990
Interest rate lock commitments	45	-	45	-	45

Financial liabilities
Deposits	$(173,508)	$(75,340)	$(99,946)	$-	$(175,286)
FHLB advances	(10,000)	-	(10,338)	-	(10,338)
Subordinated debentures	(5,155)	-	(2,999)	-	(2,999)
Accrued interest payable	(98)	-	(98)	-	(98)
Interest-rate swaps	(990)	-	(990)	-	(990)